RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties	A summary of transactions with related parties recognized in the consolidated income statement is presented below.

	For the years ended December 31,
	2025			2024			2023
	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses/(income), net	Net revenues	Costs(1)	Financial expenses, net
	(€ thousand)
Stellantis Group companies
Maserati	1,123	2,184	—	4,947	1,636	—	50,391	2,091	—
FCA US LLC	18	—	—	—	—	—	—	6,803	—
Other Stellantis Group companies	13,827	268	—	12,919	1,353	—	11,489	6,280	1,032
Total Stellantis Group companies	14,968	2,452	—	17,866	2,989	—	61,880	15,174	1,032
Exor Group companies (excluding the Stellantis Group)	976	2,276	23	485	1,913	22	281	1,615	3
Other related parties	1,883	16,364	5	5,487	15,993	13	2,237	15,000	—
Total transactions with related parties	17,827	21,092	28	23,838	20,895	35	64,398	31,789	1,035

Total for the Group	7,145,768	4,129,763	46,081	6,676,668	3,903,070	(1,205)	5,970,146	3,477,355	15,015
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.
A summary of non-financial assets and liabilities originating from related party transactions is presented below.

	At December 31,
	2025				2024
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	1,003	3,955	—	23	2,838	2,700	—	23
FCA US LLC	67	—	—	—	11	—	—	—
Other Stellantis Group companies	—	739	6	1,938	805	863	10	304
Total Stellantis Group companies	1,070	4,694	6	1,961	3,654	3,563	10	327
Exor Group companies (excluding the Stellantis Group)	—	317	745	699	153	49	1,026	924
Other related parties	917	3,227	113	600	357	1,691	341	346
Total transactions with related parties	1,987	8,238	864	3,260	4,164	5,303	1,377	1,597

Total for the Group	360,339	841,256	159,223	1,391,616	349,176	945,657	137,763	1,106,221

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities	Compensation to the Directors of Ferrari N.V. are presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Directors of Ferrari N.V.	14,139	11,331	9,791